UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

Note to Shareholders:

Effective January 1, 2006, the fund changed its benchmark index to the Merrill Lynch U.S. High Yield Master II Constrained Index because this index conforms more closely to the fund's investment strategy. The Constrained index includes all of the bonds in the former benchmark, the Merrill Lynch U.S. High Yield Master II Index, but imposes a 2% limit on any individual issuer. In Fidelity's view, the Constrained index represents a better measure of the high-yield market, as this index is more diversified than the unconstrained version and is less likely to be disrupted by rapid market changes.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

Semiannual Report

VIP High Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.52
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class
Actual	$ 1,000.00	$ 1,030.10	$ 3.98
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2
Actual	$ 1,000.00	$ 1,028.80	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Initial Class R
Actual	$ 1,000.00	$ 1,030.00	$ 3.52
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class R
Actual	$ 1,000.00	$ 1,030.10	$ 4.03
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R
Actual	$ 1,000.00	$ 1,028.80	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.79%
Service Class 2.95%
Initial Class R	.70%
Service Class R	.80%
Service Class 2R	.95%
Investor Class	.78%

Semiannual Report

VIP High Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Intelsat Ltd.	2.4	1.4
General Motors Acceptance Corp.	2.2	1.5
Ship Finance International Ltd.	1.9	1.6
Ford Motor Credit Co.	1.6	0.6
MGM MIRAGE	1.5	1.8
	9.6
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.5	9.2
Technology	9.0	7.5
Telecommunications	8.5	7.5
Gaming	7.5	7.0
Electric Utilities	5.3	7.9
Quality Diversification (% of fund's net assets)
As of June 30, 2006 *	As of December 31, 2005 **
AAA, AA, A 0.5%	AAA, AA, A 0.0%
BBB 0.0%	BBB 0.6%
BB 37.4%	BB 34.7%
B 48.0%	B 45.9%
CCC, CC, C 8.9%	CCC, CC, C 8.3%
Not Rated 1.4%	Not Rated 4.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 6.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Nonconvertible Bonds 87.8%		Nonconvertible Bonds 85.3%
	Convertible Bonds, Preferred Stocks 0.2%		Convertible Bonds, Preferred Stocks 0.0%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 7.8%		Floating Rate Loans 8.2%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	18.8%	** Foreign investments	16.5%

Semiannual Report

VIP High Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.0%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
Technology - 0.2%
Flextronics International Ltd. 1% 8/1/10	$ 2,620,000	$ 2,433,456
Nonconvertible Bonds - 87.8%
Aerospace - 1.5%
Bombardier, Inc. 7.45% 5/1/34 (d)	535,000	446,725
L-3 Communications Corp.:
5.875% 1/15/15	1,120,000	1,047,200
6.375% 10/15/15	5,520,000	5,271,600
7.625% 6/15/12	5,245,000	5,304,006
Orbital Sciences Corp. 9% 7/15/11	2,100,000	2,189,250
Primus International, Inc. 11.5% 4/15/09 (d)	4,505,000	4,865,400
		19,124,181
Air Transportation - 1.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,183,688
6.977% 11/23/22	791,308	747,786
7.377% 5/23/19	362,710	326,439
7.8% 4/1/08	565,000	565,000
8.608% 10/1/12	535,000	551,050
Continental Airlines, Inc.:
7.875% 7/2/18	664,218	649,273
9.558% 9/1/19	1,084,316	1,130,399
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	655,973	639,573
7.73% 9/15/12	340,150	333,347
9.798% 4/1/21	3,271,077	3,410,098
		15,536,653
Automotive - 4.3%
Accuride Corp. 8.5% 2/1/15	670,000	639,850
American Axle & Manufacturing, Inc. 5.25% 2/11/14	540,000	444,150
Ford Motor Credit Co.:
7% 10/1/13	4,755,000	4,113,075
7.25% 10/25/11	5,275,000	4,679,321
9.4725% 4/15/12 (f)	4,090,000	4,120,675
10.4863% 6/15/11 (d)(f)	7,069,000	7,139,690
General Motors Acceptance Corp.:
5.125% 5/9/08	1,245,000	1,192,716
5.625% 5/15/09	1,705,000	1,621,728
6.125% 9/15/06	1,645,000	1,642,570
6.75% 12/1/14	4,665,000	4,291,800
6.875% 9/15/11	6,015,000	5,729,288
8% 11/1/31	12,850,000	12,239,625
Goodyear Tire & Rubber Co. 9% 7/1/15	1,875,000	1,785,938

	Principal Amount	Value (Note 1)
Visteon Corp.:
7% 3/10/14	$ 3,540,000	$ 2,902,800
8.25% 8/1/10	1,195,000	1,108,363
		53,651,589
Banks and Thrifts - 0.5%
Western Financial Bank 9.625% 5/15/12	5,125,000	5,631,350
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. 7% 1/15/14	660,000	597,300
Building Materials - 1.0%
Anixter International, Inc. 5.95% 3/1/15	3,710,000	3,403,925
Goodman Global Holdings, Inc.:
7.875% 12/15/12	2,430,000	2,338,875
8.3294% 6/15/12 (f)	2,520,000	2,535,750
Interface, Inc. 9.5% 2/1/14	610,000	632,875
Nortek, Inc. 8.5% 9/1/14	2,560,000	2,470,400
NTK Holdings, Inc. 0% 3/1/14 (c)	1,460,000	1,054,850
		12,436,675
Cable TV - 2.7%
Cablevision Systems Corp.:
8% 4/15/12	5,980,000	5,890,300
9.62% 4/1/09 (f)	4,080,000	4,304,400
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,450,000	1,453,625
EchoStar DBS Corp.:
5.75% 10/1/08	9,815,000	9,618,700
7.125% 2/1/16 (d)	2,800,000	2,681,000
GCI, Inc. 7.25% 2/15/14	2,840,000	2,744,150
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,370,000	1,431,650
Kabel Deutschland GmbH 10.625% 7/1/14 (d)	2,930,000	3,083,825
NTL Cable PLC 8.75% 4/15/14	2,085,000	2,064,150
		33,271,800
Capital Goods - 2.3%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	5,485,000	5,937,513
Case New Holland, Inc. 7.125% 3/1/14 (d)	3,650,000	3,513,125
Invensys PLC 9.875% 3/15/11 (d)	8,295,000	9,000,075
Leucadia National Corp. 7% 8/15/13	4,250,000	4,165,000
Park-Ohio Industries, Inc. 8.375% 11/15/14	2,555,000	2,286,725
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,216,875
		29,119,313
Chemicals - 3.8%
Chemtura Corp. 6.875% 6/1/16	2,710,000	2,628,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	$ 3,240,000	$ 2,543,400
Series B, 0% 10/1/14 (c)	1,965,000	1,522,875
Equistar Chemicals LP 7.55% 2/15/26	2,525,000	2,398,750
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,995,000	2,059,838
10.125% 9/1/08	2,600,000	2,746,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.8183% 7/15/10 (f)	4,720,000	4,790,800
Huntsman LLC 12.3183% 7/15/11 (f)	4,105,000	4,269,200
Millennium America, Inc.:
7.625% 11/15/26	1,040,000	886,600
9.25% 6/15/08	4,730,000	4,848,250
Nalco Co. 7.75% 11/15/11	3,755,000	3,717,450
Nell AF Sarl 8.375% 8/15/15 (d)	2,690,000	2,582,400
NOVA Chemicals Corp.:
6.5% 1/15/12	270,000	243,000
7.4% 4/1/09	5,225,000	5,120,500
8.405% 11/15/13 (f)	3,060,000	3,029,400
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	4,590,000	4,716,225
		48,103,638
Consumer Products - 0.6%
Jostens Holding Corp. 0% 12/1/13 (c)	3,050,000	2,363,750
Jostens IH Corp. 7.625% 10/1/12	1,970,000	1,901,050
NPI Merger Corp.:
9.23% 10/15/13 (d)(f)	450,000	458,438
10.75% 4/15/14 (d)	1,200,000	1,234,500
Samsonite Corp. 8.875% 6/1/11	1,540,000	1,597,750
		7,555,488
Containers - 2.1%
Ball Corp. 6.625% 3/15/18	5,540,000	5,207,600
Berry Plastics Corp. 10.75% 7/15/12	3,000,000	3,240,000
BWAY Corp. 10% 10/15/10	7,005,000	7,372,763
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15 (d)	1,135,000	1,117,975
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	925,000	906,500
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,665,000	2,678,325

	Principal Amount	Value (Note 1)
Owens-Illinois, Inc.:
7.35% 5/15/08	$ 3,125,000	$ 3,117,188
7.5% 5/15/10	2,775,000	2,712,563
		26,352,914
Diversified Financial Services - 0.8%
E*TRADE Financial Corp.:
7.375% 9/15/13	930,000	925,350
7.875% 12/1/15	2,895,000	2,952,900
8% 6/15/11	2,440,000	2,488,800
Residential Capital Corp. 6.8983% 4/17/09 (d)(f)	3,930,000	3,915,263
		10,282,313
Diversified Media - 1.3%
Affinion Group, Inc. 11.5% 10/15/15 (d)	2,700,000	2,693,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)	6,440,000	5,280,800
LBI Media, Inc. 10.125% 7/15/12	2,245,000	2,390,925
Quebecor Media, Inc. 7.75% 3/15/16 (d)	5,920,000	5,831,200
		16,196,175
Electric Utilities - 4.4%
AES Corp.:
8.875% 2/15/11	3,811,000	3,992,023
9.375% 9/15/10	4,088,000	4,353,720
9.5% 6/1/09	1,184,000	1,249,120
AES Gener SA 7.5% 3/25/14	4,965,000	4,977,413
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,378,988
CMS Energy Corp. 6.3% 2/1/12	1,945,000	1,833,163
Mirant Americas Generation LLC 8.5% 10/1/21	1,655,000	1,551,563
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,490,000	7,490,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,580,150
Nevada Power Co. 6.65% 4/1/36 (d)	4,080,000	3,773,062
NRG Energy, Inc. 7.25% 2/1/14	1,275,000	1,246,313
Reliant Energy, Inc. 6.75% 12/15/14	380,000	349,600
Sierra Pacific Power Co. 6% 5/15/16 (d)	235,000	226,775
Tenaska Alabama Partners LP 7% 6/30/21 (d)	3,249,308	3,151,829
TXU Corp. 6.5% 11/15/24	6,115,000	5,419,535
Utilicorp Canada Finance Corp. 7.75% 6/15/11	8,600,000	8,836,500
Utilicorp United, Inc. 9.95% 2/1/11 (f)	55,000	61,050
		54,470,804
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - 8.7%
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (d)	$ 3,305,000	$ 3,305,000
Chaparral Energy, Inc. 8.5% 12/1/15 (d)	4,800,000	4,788,000
Chesapeake Energy Corp.:
6.5% 8/15/17	6,185,000	5,674,738
6.625% 1/15/16	350,000	327,250
7.5% 6/15/14	2,095,000	2,089,763
7.75% 1/15/15	4,390,000	4,422,925
El Paso Corp.:
6.375% 2/1/09 (d)	4,000,000	3,909,880
7.75% 6/15/10 (d)	5,034,000	5,091,035
Hanover Compressor Co.:
7.5% 4/15/13	580,000	561,150
8.625% 12/15/10	2,560,000	2,624,000
9% 6/1/14	2,465,000	2,545,113
Hanover Equipment Trust 8.75% 9/1/11	775,000	796,313
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	3,440,000	3,285,200
9% 6/1/16 (d)	3,910,000	3,978,425
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	2,070,000	2,080,350
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	3,176,000	2,882,220
Newfield Exploration Co.:
6.625% 9/1/14	1,540,000	1,463,000
6.625% 4/15/16	2,710,000	2,574,500
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	3,530,000	3,424,100
Parker Drilling Co.:
9.625% 10/1/13	2,960,000	3,226,400
9.9806% 9/1/10 (f)	7,285,000	7,467,125
Petrohawk Energy Corp. 9.125% 7/15/13 (d)(e)	4,880,000	4,855,600
Pogo Producing Co. 6.875% 10/1/17	2,255,000	2,074,600
Range Resources Corp.:
7.375% 7/15/13	10,075,000	9,923,875
7.5% 5/15/16	1,700,000	1,678,750
SESI LLC 6.875% 6/1/14 (d)	3,210,000	3,073,575
Sonat, Inc. 7.625% 7/15/11	4,355,000	4,355,000
Stone Energy Corp. 6.75% 12/15/14	3,435,000	3,435,000
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	2,535,000	2,446,275

	Principal Amount	Value (Note 1)
Williams Companies, Inc. 6.375% 10/1/10 (d)	$ 5,400,000	$ 5,251,500
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	4,690,000	4,701,725
		108,312,387
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	4,070,000	3,785,100
7.125% 5/15/16 (d)	3,210,000	3,033,450
8.5% 12/1/08	3,965,000	4,083,950
Browning-Ferris Industries, Inc. 6.375% 1/15/08	855,000	847,519
		11,750,019
Food and Drug Retail - 0.4%
Albertsons, Inc.:
7.45% 8/1/29	1,685,000	1,447,285
7.75% 6/15/26	1,990,000	1,721,350
8% 5/1/31	1,685,000	1,518,648
		4,687,283
Food/Beverage/Tobacco - 1.5%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,726,900
Pierre Foods, Inc. 9.875% 7/15/12	1,065,000	1,070,325
Reynolds American, Inc.:
6.5% 7/15/10 (d)	5,255,000	5,097,350
7.25% 6/1/13 (d)	3,200,000	3,147,552
7.3% 7/15/15 (d)	2,885,000	2,769,600
Swift & Co.:
10.125% 10/1/09	1,930,000	1,958,950
12.5% 1/1/10	760,000	767,600
		18,538,277
Gaming - 7.0%
Chukchansi Economic Development Authority:
8% 11/15/13 (d)	3,210,000	3,230,063
8.78% 11/15/12 (d)(f)	1,010,000	1,030,200
Kerzner International Ltd. 6.75% 10/1/15	7,715,000	8,052,531
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	4,922,663
10.25% 8/1/07	3,125,000	3,242,188
MGM MIRAGE:
6% 10/1/09	5,140,000	4,998,650
6.625% 7/15/15	350,000	327,250
6.75% 9/1/12	8,910,000	8,620,425
6.75% 4/1/13 (d)	2,820,000	2,710,725
6.875% 4/1/16 (d)	2,730,000	2,569,613
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	4,740,000	4,633,350
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Mohegan Tribal Gaming Authority: - continued
7.125% 8/15/14	$ 2,010,000	$ 1,954,725
8% 4/1/12	970,000	989,400
MTR Gaming Group, Inc.:
9% 6/1/12 (d)	960,000	979,200
9.75% 4/1/10	2,500,000	2,650,000
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,062,125
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	4,600,000	4,456,250
7.25% 5/1/12	6,020,000	5,831,875
Station Casinos, Inc. 6.875% 3/1/16	9,520,000	8,901,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	2,100,000	1,428,000
9% 1/15/12	3,610,000	3,682,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,900,000	6,099,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,915,000	3,680,100
		88,051,858
Healthcare - 5.1%
CDRV Investors, Inc. 0% 1/1/15 (c)	8,990,000	6,203,100
Concentra Operating Corp.:
9.125% 6/1/12	4,095,000	4,238,325
9.5% 8/15/10	2,145,000	2,220,075
DaVita, Inc. 7.25% 3/15/15	325,000	309,563
HealthSouth Corp.:
10.75% 6/15/16 (d)	3,355,000	3,321,450
11.4181% 6/15/14 (d)(f)	3,320,000	3,315,850
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	4,025,000	3,954,563
LifeCare Holdings, Inc. 9.25% 8/15/13	1,750,000	1,225,000
Multiplan, Inc. 10.375% 4/15/16 (d)	2,130,000	2,151,300
Mylan Laboratories, Inc. 6.375% 8/15/15	2,325,000	2,185,500
National Mentor Holdings, Inc. 11.25% 7/1/14 (d)	3,250,000	3,298,750
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,970,000	9,571,200
7% 1/15/16	2,480,000	2,362,200
Senior Housing Properties Trust 8.625% 1/15/12	6,435,000	6,821,100
Service Corp. International (SCI):
6.75% 4/1/16	1,040,000	962,000
8% 6/15/17 (d)(f)	270,000	253,800

	Principal Amount	Value (Note 1)
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	$ 4,310,000	$ 4,396,200
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	5,250,000	4,987,500
6.625% 10/15/14	2,320,000	2,233,000
		64,010,476
Homebuilding/Real Estate - 2.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	4,015,000	3,859,419
8.125% 6/1/12	11,585,000	11,671,888
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	490,000	458,150
6.25% 1/15/16	305,000	265,350
6.375% 12/15/14	305,000	271,450
8.875% 4/1/12	615,000	607,313
KB Home 7.75% 2/1/10	5,800,000	5,829,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	3,940,000	3,852,296
Technical Olympic USA, Inc. 7.5% 1/15/15	4,580,000	3,824,300
WCI Communities, Inc.:
6.625% 3/15/15	1,205,000	1,000,150
7.875% 10/1/13	1,000,000	880,000
		32,519,316
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,545,000	3,562,725
Host Marriott LP 7.125% 11/1/13	5,390,000	5,363,050
		8,925,775
Insurance - 0.3%
UnumProvident Corp. 7.375% 6/15/32	580,000	562,146
UnumProvident Finance Co. PLC 6.85% 11/15/15 (d)	2,770,000	2,756,150
		3,318,296
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	4,720,000	4,677,180
yankee 7.5% 10/15/27	810,000	768,366
Six Flags, Inc.:
9.625% 6/1/14	375,000	341,250
9.75% 4/15/13	645,000	590,175
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,610,000	1,275,925
Town Sports International, Inc. 9.625% 4/15/11	5,344,000	5,531,040
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	$ 5,125,000	$ 5,579,844
Universal City Florida Holding Co. I/II 9.8988% 5/1/10 (f)	5,345,000	5,518,713
		24,282,493
Metals/Mining - 3.0%
Arch Western Finance LLC 6.75% 7/1/13	4,945,000	4,759,563
Compass Minerals International, Inc.:
0% 12/15/12 (c)	4,520,000	4,305,300
0% 6/1/13 (c)	8,615,000	7,861,188
Drummond Co., Inc. 7.375% 2/15/16 (d)	6,725,000	6,254,250
Massey Energy Co. 6.875% 12/15/13	4,200,000	3,906,000
Vedanta Resources PLC 6.625% 2/22/10 (d)	10,775,000	10,384,406
		37,470,707
Paper - 1.1%
Bowater Canada Finance Corp. 7.95% 11/15/11	1,170,000	1,110,038
Bowater, Inc. 6.5% 6/15/13	1,680,000	1,457,400
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,671,525
Georgia-Pacific Corp.:
8% 1/15/24	1,985,000	1,905,600
8.875% 5/15/31	2,090,000	2,100,450
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,200,000	1,969,000
Stone Container Corp. 9.75% 2/1/11	1,878,000	1,924,950
Stone Container Finance Co. 7.375% 7/15/14	2,420,000	2,117,500
		14,256,463
Publishing/Printing - 1.5%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	2,175,000	2,234,813
Houghton Mifflin Co. 9.875% 2/1/13	5,435,000	5,598,050
The Reader's Digest Association, Inc. 6.5% 3/1/11	10,605,000	10,313,363
		18,146,226
Railroad - 0.8%
Kansas City Southern Railway Co. 7.5% 6/15/09	9,860,000	9,909,300
Restaurants - 1.3%
Carrols Corp. 9% 1/15/13	5,255,000	5,228,725

	Principal Amount	Value (Note 1)
Friendly Ice Cream Corp. 8.375% 6/15/12	$ 5,700,000	$ 4,873,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,430,950
		16,533,175
Services - 2.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (d)(f)	550,000	550,688
7.625% 5/15/14 (d)	1,460,000	1,423,500
7.75% 5/15/16 (d)	1,390,000	1,351,775
Corrections Corp. of America:
6.25% 3/15/13	220,000	207,900
6.75% 1/31/14	1,315,000	1,272,263
7.5% 5/1/11	1,605,000	1,621,050
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16 (d)	2,130,000	2,119,350
FTI Consulting, Inc. 7.625% 6/15/13	3,520,000	3,555,200
Hertz Corp. 8.875% 1/1/14 (d)	445,000	456,125
Iron Mountain, Inc.:
8.25% 7/1/11	5,110,000	5,084,450
8.625% 4/1/13	5,270,000	5,296,350
Rural/Metro Corp.:
0% 3/15/16 (c)	3,185,000	2,325,050
9.875% 3/15/15	1,670,000	1,720,100
United Rentals North America, Inc. 7% 2/15/14	4,865,000	4,390,663
		31,374,464
Shipping - 3.7%
OMI Corp. 7.625% 12/1/13	9,595,000	9,571,013
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	295,000	280,250
8.25% 3/15/13	1,295,000	1,346,800
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	24,172,775
Teekay Shipping Corp. 8.875% 7/15/11	10,093,000	10,547,185
		45,918,023
Steels - 0.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	850,000	879,750
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,915,000	2,068,200
RathGibson, Inc. 11.25% 2/15/14 (d)	4,145,000	4,227,900
		7,175,850
Super Retail - 1.5%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	11,965,000	11,935,088
NBC Acquisition Corp. 0% 3/15/13 (c)	1,665,000	1,165,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Super Retail - continued
Nebraska Book Co., Inc. 8.625% 3/15/12	$ 2,530,000	$ 2,289,650
Sonic Automotive, Inc. 8.625% 8/15/13	3,690,000	3,662,325
		19,052,563
Technology - 7.6%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	1,330,000	1,276,800
Amkor Technology, Inc.:
7.75% 5/15/13	1,235,000	1,111,500
9.25% 6/1/16	4,410,000	4,167,450
10.5% 5/1/09	148,000	150,220
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (d)	4,240,000	4,473,200
10.7306% 6/1/13 (d)(f)	4,400,000	4,609,000
11.875% 12/1/15 (d)	1,430,000	1,551,550
Celestica, Inc.:
7.625% 7/1/13	2,090,000	2,022,075
7.875% 7/1/11	7,750,000	7,536,875
Eastman Kodak Co. 7.25% 11/15/13	1,645,000	1,575,088
Freescale Semiconductor, Inc. 6.875% 7/15/11	6,555,000	6,587,775
IKON Office Solutions, Inc. 7.75% 9/15/15	6,205,000	6,127,438
Lucent Technologies, Inc.:
6.45% 3/15/29	8,860,000	7,486,700
6.5% 1/15/28	3,465,000	2,927,925
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.5794% 12/15/11 (f)	3,255,000	3,075,975
Nortel Networks Corp.:
9.7581% 7/15/11 (d)(f)	3,340,000	3,398,450
10.125% 7/15/13 (d)	3,240,000	3,296,700
Northern Telecom Capital Corp. 7.875% 6/15/26	475,000	389,500
Sanmina-SCI Corp.:
6.75% 3/1/13	6,800,000	6,324,000
8.125% 3/1/16	3,225,000	3,160,500
SERENA Software, Inc. 10.375% 3/15/16 (d)	1,060,000	1,070,600
STATS ChipPAC Ltd. 7.5% 7/19/10	5,185,000	5,029,450
SunGard Data Systems, Inc.:
9.125% 8/15/13 (d)	4,380,000	4,560,675
10.25% 8/15/15 (d)	1,315,000	1,367,600

	Principal Amount	Value (Note 1)
UGS Capital Corp. II 10.38% 6/1/11 pay-in-kind (d)(f)	$ 5,440,000	$ 5,399,200
Xerox Capital Trust I 8% 2/1/27	2,290,000	2,312,900
Xerox Corp.:
6.4% 3/15/16	2,055,000	1,941,975
7.625% 6/15/13	2,585,000	2,604,388
		95,535,509
Telecommunications - 7.9%
Centennial Communications Corp. 10.74% 1/1/13 (f)	1,025,000	1,040,375
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	900,000	873,000
Digicel Ltd. 9.25% 9/1/12 (d)	3,055,000	3,146,650
Intelsat Ltd.:
6.5% 11/1/13	10,960,000	8,398,100
7.625% 4/15/12	10,795,000	9,135,269
9.25% 6/15/16 (d)(e)	4,960,000	5,115,000
11.25% 6/15/16 (d)(e)	4,170,000	4,263,825
11.64% 6/15/13 (d)(e)(f)	3,430,000	3,498,600
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (f)	3,115,000	3,153,938
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	570,000	552,900
Level 3 Financing, Inc. 12.25% 3/15/13 (d)	2,735,000	2,905,938
Millicom International Cellular SA 10% 12/1/13	3,230,000	3,585,300
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,330,000	3,251,079
New Skies Satellites BV:
9.125% 11/1/12	4,360,000	4,610,700
10.4144% 11/1/11 (f)	4,890,000	5,048,925
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (d)	1,970,000	1,999,550
PanAmSat Corp.:
9% 8/15/14	5,374,000	5,481,480
9% 6/15/16 (d)(e)	3,820,000	3,858,200
PanAmSat Holding Corp. 0% 11/1/14 (c)	1,070,000	781,100
Qwest Corp. 8.5794% 6/15/13 (f)	7,630,000	8,068,725
Rogers Communications, Inc. 9.625% 5/1/11	7,240,000	7,909,700
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,245,000	1,226,325
U.S. West Communications:
6.875% 9/15/33	1,550,000	1,340,750
7.5% 6/15/23	3,335,000	3,151,575
Windstream Corp.:
8.125% 8/1/13 (d)(e)	3,040,000	3,100,800
8.625% 8/1/16 (d)(e)	3,040,000	3,100,800
		98,598,604
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
8.875% 4/1/16 (d)	$ 6,065,000	$ 5,761,750
9.74% 4/1/12 (f)	1,890,000	1,918,350
		7,680,100
TOTAL NONCONVERTIBLE BONDS		1,098,377,357
TOTAL CORPORATE BONDS (Cost $1,109,471,725)		1,100,810,813
Commercial Mortgage Securities - 0.4%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	604,457	585,788
Class BWE, 7.226% 10/11/37 (d)	817,391	791,991
Class BWF, 7.55% 10/11/37 (d)	721,596	700,762
Class BWG, 8.155% 10/11/37 (d)	697,930	672,510
Class BWH, 9.073% 10/11/37 (d)	365,029	357,467
Class BWJ, 9.99% 10/11/37 (d)	603,476	590,322
Class BWK, 10.676% 10/11/37 (d)	470,024	462,591
Class BWL, 10.1596% 10/11/37 (d)	784,028	718,538
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0402% 4/25/21 (d)(f)	190,374	171,336
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,017,400)		5,051,305
Common Stocks - 0.1%
Shares
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(g) (Cost $1,974,627)	48,889	753,868
Floating Rate Loans - 7.8%
	Principal Amount
Automotive - 0.2%
Lear Corp. term loan 7.9781% 4/25/12 (f)	$ 2,660,000	2,640,050
Building Materials - 0.6%
Masonite International Corp. term loan 11.3619% 4/6/15 (f)	7,930,000	7,612,800

	Principal Amount	Value (Note 1)
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (f)	$ 6,448,000	$ 6,456,060
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (f)	4,937,625	4,906,765
NTL Cable PLC term loan 10.3% 3/3/07 (f)	1,800,000	1,797,750
		13,160,575
Containers - 0.0%
Bluegrass Container Co. LLC Tranche 1, term loan 7.6% 6/30/13 (f)	310,000	311,163
Diversified Financial Services - 0.4%
LPL Holdings, Inc. Tranche B, term loan 8.6653% 6/28/13 (f)	5,203,027	5,242,050
Electric Utilities - 0.9%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 8.46% 6/24/12 (f)	3,999,608	4,004,607
term loan 7.695% 6/24/12 (f)	2,866,126	2,869,708
Tranche 2, term loan 10.96% 6/24/13 (f)	4,631,250	4,677,563
NRG Energy, Inc. term loan 7.2306% 2/1/13 (f)	7,500	7,514
		11,559,392
Energy - 0.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (f)	264,000	264,000
Tranche 2, term loan 12.1875% 7/8/13 (f)	3,450,000	3,519,000
Tranche B1, term loan 7.9456% 7/8/12 (f)	393,037	393,037
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (f)	605,806	611,865
term loan:
7.3266% 10/31/12 (f)	2,505,262	2,530,315
7.4769% 10/31/07 (f)	2,230,000	2,230,000
		9,548,217
Gaming - 0.5%
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (h)	2,103,333	2,092,817
8.1% 5/26/13 (f)	4,206,667	4,206,667
		6,299,484
Homebuilding/Real Estate - 0.7%
LNR Property Corp.:
Tranche A, term loan 9.63% 2/3/08 (f)	4,301,024	4,301,024
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - continued
LNR Property Corp.: - continued
Tranche B, term loan:
8.1321% 2/3/08 (f)	$ 2,480,677	$ 2,480,677
10.38% 2/3/08 (f)	2,500,062	2,500,062
		9,281,763
Paper - 0.8%
Georgia-Pacific Corp. Tranche B1, term loan 7.3394% 12/23/12 (f)	9,532,100	9,520,185
Technology - 1.2%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.42% 3/9/11 (f)	5,133,350	5,114,100
Tranche B, term loan 6.92% 3/9/13 (f)	1,926,510	1,924,102
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (f)	2,570,000	2,566,788
Tranche 2, term loan 12.05% 4/18/12 (f)	1,440,000	1,468,800
Open Solutions, Inc. Tranche 2, term loan 11.78% 12/14/11 (f)	4,240,000	4,335,400
		15,409,190
Telecommunications - 0.6%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	2,490,000	2,446,425
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.7819% 9/21/13 (f)	2,345,000	2,365,519
Tranche C, term loan 8.2819% 9/21/14 (f)	2,345,000	2,365,519
		7,177,463
TOTAL FLOATING RATE LOANS (Cost $97,854,274)		97,762,332
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b) (Cost $37,961,622)	37,961,622	$ 37,961,622
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,252,279,648)		1,242,339,940
NET OTHER ASSETS - 0.7%		9,190,164
NET ASSETS - 100%		$ 1,251,530,104
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $261,512,725 or 20.9% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $753,868 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,103,333 and $2,092,817, respectively. The interest rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 963,787
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.2%
Canada	5.0%
Bermuda	4.9%
United Kingdom	2.1%
Marshall Islands	1.7%
Luxembourg	1.0%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $1,130,214,603 of which $269,179,718, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,214,318,026)	$ 1,204,378,318
Affiliated Central Funds (cost $37,961,622)	37,961,622
Total Investments (cost $1,252,279,648)		$ 1,242,339,940
Cash		3,112,154
Receivable for investments sold		19,982,693
Receivable for fund shares sold		5,182,070
Interest receivable		20,839,398
Prepaid expenses		3,271
Total assets		1,291,459,526

Liabilities
Payable for investments purchased Regular delivery	$ 10,976,640
Delayed delivery	27,203,697
Payable for fund shares redeemed	903,619
Accrued management fee	614,334
Distribution fees payable	40,646
Other affiliated payables	111,780
Other payables and accrued expenses	78,706
Total liabilities		39,929,422

Net Assets		$ 1,251,530,104
Net Assets consist of:
Paid in capital		$ 2,328,291,127
Undistributed net investment income		54,149,865
Accumulated undistributed net realized gain (loss) on investments		(1,120,971,180)
Net unrealized appreciation (depreciation) on investments		(9,939,708)
Net Assets		$ 1,251,530,104

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($875,885,599 ÷ 137,957,392 shares)	$ 6.35

Service Class: Net Asset Value, offering price and redemption price per share ($248,976,310 ÷ 39,407,600 shares)	$ 6.32

Service Class 2: Net Asset Value, offering price and redemption price per share ($87,136,109 ÷ 13,938,468 shares)	$ 6.25

Initial Class R: Net Asset Value, offering price and redemption price per share ($85,743 ÷ 13,519 shares)	$ 6.34

Service Class R: Net Asset Value, offering price and redemption price per share ($85,561 ÷ 13,545 shares)	$ 6.32

Service Class 2R: Net Asset Value, offering price and redemption price per share ($85,269 ÷ 13,640 shares)	$ 6.25

Investor Class: Net Asset Value, offering price and redemption price per share ($39,275,513 ÷ 6,195,877 shares)	$ 6.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP High Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 56,015,319
Income from affiliated Central Funds		963,787
Total income		56,979,106

Expenses
Management fee	$ 4,084,009
Transfer agent fees	502,297
Distribution fees	262,528
Accounting fees and expenses	258,721
Independent trustees' compensation	2,837
Custodian fees and expenses	19,999
Audit	42,143
Legal	2,695
Interest	6,880
Miscellaneous	45,168
Total expenses before reductions	5,227,277
Expense reductions	(2,873)	5,224,404
Net investment income		51,754,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,840,701
Total net realized gain (loss)		7,840,701
Change in net unrealized appreciation (depreciation) on investment securities		(15,544,349)
Net gain (loss)		(7,703,648)
Net increase (decrease) in net assets resulting from operations		$ 44,051,054

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,754,702	$ 110,572,722
Net realized gain (loss)	7,840,701	14,492,871
Change in net unrealized appreciation (depreciation)	(15,544,349)	(85,881,349)
Net increase (decrease) in net assets resulting from operations	44,051,054	39,184,244
Distributions to shareholders from net investment income	(1,194,744)	(242,303,630)
Share transactions - net increase (decrease)	(295,077,652)	(136,476,901)
Total increase (decrease) in net assets	(252,221,342)	(339,596,287)

Net Assets
Beginning of period	1,503,751,446	1,843,347,733
End of period (including undistributed net investment income of $54,149,865 and undistributed net investment income of $5,394,674, respectively)	$ 1,251,530,104	$ 1,503,751,446

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Income from Investment Operations
Net investment income E	.229	.457	.494	.520	.496 G	.774 G
Net realized and unrealized gain (loss)	(.044)	(.281)	.126	.980	(.306) G	(1.544) G
Total from investment operations	.185	.176	.620	1.500	.190	(.770)
Distributions from net investment income	(.005)	(1.006)	(.570)	(.480)	(.670)	(1.000)
Net asset value, end of period	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Total Return B, C, D	3.00%	2.70%	9.59%	27.26%	3.44%	(11.73)%
Ratios to Average Net Assets F
Expenses before reductions	.70% A	.70%	.71%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.69%	.70%	.71%
Expenses net of all reductions	.70% A	.70%	.71%	.69%	.70%	.70%
Net investment income	7.32% A	6.98%	7.43%	8.25%	8.65% G	11.00% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 875,886	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562	$ 1,201,085
Portfolio turnover rate	64% A	95%	128%	130%	96%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15
Income from Investment Operations
Net investment income E	.225	.448	.486	.513	.488 G	.758 G
Net realized and unrealized gain (loss)	(.040)	(.283)	.124	.967	(.288) G	(1.538) G
Total from investment operations	.185	.165	.610	1.480	.200	(.780)
Distributions from net investment income	(.005)	(.995)	(.560)	(.470)	(.670)	(.990)
Net asset value, end of period	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38
Total Return B, C, D	3.01%	2.52%	9.47%	26.97%	3.62%	(11.90)%
Ratios to Average Net Assets F
Expenses before reductions	.79% A	.80%	.81%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.79% A	.80%	.81%	.79%	.80%	.81%
Expenses net of all reductions	.79% A	.80%	.81%	.79%	.80%	.81%
Net investment income	7.22% A	6.88%	7.33%	8.15%	8.55% G	10.90% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,976	$ 319,380	$ 377,122	$ 417,928	$ 260,489	$ 234,204
Portfolio turnover rate	64% A	95%	128%	130%	96%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Income from Investment Operations
Net investment income E	.218	.433	.470	.501	.472 G	.716 G
Net realized and unrealized gain (loss)	(.043)	(.284)	.130	.959	(.292) G	(1.496) G
Total from investment operations	.175	.149	.600	1.460	.180	(.780)
Distributions from net investment income	(.005)	(.979)	(.560)	(.460)	(.670)	(.990)
Net asset value, end of period	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36
Total Return B, C, D	2.88%	2.31%	9.38%	26.75%	3.30%	(11.93)%
Ratios to Average Net Assets F
Expenses before reductions	.95% A	.95%	.97%	.95%	.97%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.97%	.95%	.97%	.98%
Expenses net of all reductions	.95% A	.95%	.97%	.95%	.97%	.98%
Net investment income	7.06% A	6.72%	7.17%	7.99%	8.38% G	10.73% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,136	$ 86,757	$ 94,246	$ 76,383	$ 32,499	$ 16,508
Portfolio turnover rate	64% A	95%	128%	130%	96%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Initial Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.229	.455	.338
Net realized and unrealized gain (loss)	(.044)	(.288)	.192
Total from investment operations	.185	.167	.530
Distributions from net investment income	(.005)	(1.007)	-
Net asset value, end of period	$ 6.34	$ 6.16	$ 7.00
Total Return B, C, D	3.00%	2.55%	8.19%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.70%	.71% A
Expenses net of fee waivers, if any	.70% A	.70%	.71% A
Expenses net of all reductions	.70% A	.70%	.71% A
Net investment income	7.32% A	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 83	$ 81
Portfolio turnover rate	64% A	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.225	.447	.332
Net realized and unrealized gain (loss)	(.040)	(.282)	.188
Total from investment operations	.185	.165	.520
Distributions from net investment income	(.005)	(.995)	-
Net asset value, end of period	$ 6.32	$ 6.14	$ 6.97
Total Return B, C, D	3.01%	2.53%	8.06%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.80%	.81% A
Expenses net of fee waivers, if any	.80% A	.80%	.81% A
Expenses net of all reductions	.80% A	.80%	.81% A
Net investment income	7.22% A	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 83	$ 81
Portfolio turnover rate	64% A	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.218	.433	.322
Net realized and unrealized gain (loss)	(.043)	(.282)	.188
Total from investment operations	.175	.151	.510
Distributions from net investment income	(.005)	(.981)	-
Net asset value, end of period	$ 6.25	$ 6.08	$ 6.91
Total Return B, C, D	2.88%	2.33%	7.97%
Ratios to Average Net Assets G
Expenses before reductions	.95% A	.94%	.96% A
Expenses net of fee waivers, if any	.95% A	.94%	.96% A
Expenses net of all reductions	.95% A	.94%	.96% A
Net investment income	7.07% A	6.73%	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 83	$ 81
Portfolio turnover rate	64% A	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.225	.193
Net realized and unrealized gain (loss)	(.040)	(.089)
Total from investment operations	.185	.104
Distributions from net investment income	(.005)	(.484)
Net asset value, end of period	$ 6.34	$ 6.16
Total Return B, C, D	3.00%	1.60%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.82% A
Expenses net of fee waivers, if any	.78% A	.82% A
Expenses net of all reductions	.78% A	.82% A
Net investment income	7.23% A	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,276	$ 17,363
Portfolio turnover rate	64% A	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as VIP High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,241,297
Unrealized depreciation	(26,362,931)
Net unrealized appreciation (depreciation)	$ (7,121,634)
Cost for federal income tax purposes	$ 1,249,461,574

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $435,205,081 and $644,989,901, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

VIP High Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 151,643
Service Class 2	110,737
Service Class R	42
Service Class 2R	106
$ 262,528

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .14% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 344,454
Service Class	100,432
Service Class 2	32,176
Initial Class R	30
Service Class R	30
Service Class 2R	30
Investor Class	25,145
$ 502,297

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 50,002,000	4.95%	$ 6,880

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2,206 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,873.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 48% of the total outstanding shares of the Fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 847,847	$ 178,515,690
Service Class	254,520	49,309,732
Service Class 2	72,183	13,285,899
Initial Class R	68	12,124
Service Class R	68	12,013
Service Class 2R	68	11,933
Investor Class	19,990	1,156,239
Total	$ 1,194,744	$ 242,303,630

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	8,041,874	37,931,608	$ 50,707,187	$ 248,546,554
Reinvestment of distributions	135,655	28,128,457	847,847	178,515,690
Shares redeemed	(45,318,403)	(86,845,685)	(286,369,601)	(567,756,363)
Net increase (decrease)	(37,140,874)	(20,785,620)	$ (234,814,567)	$ (140,694,119)
Service Class
Shares sold	5,525,758	29,061,863	$ 34,658,505	$ 188,149,058
Reinvestment of distributions	40,920	7,805,887	254,520	49,309,732
Shares redeemed	(18,162,559)	(38,948,041)	(114,351,653)	(254,601,512)
Net increase (decrease)	(12,595,881)	(2,080,291)	$ (79,438,628)	$ (17,142,722)
Service Class 2
Shares sold	4,172,135	16,971,594	$ 25,999,511	$ 108,910,856
Reinvestment of distributions	11,718	2,124,657	72,183	13,285,899
Shares redeemed	(4,511,686)	(18,474,037)	(28,102,266)	(119,201,649)
Net increase (decrease)	(327,833)	622,214	$ (2,030,572)	$ 2,995,106
Initial Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	1,917	68	12,124
Net increase (decrease)	10	1,917	$ 68	$ 12,124
Service Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	1,906	68	12,013
Net increase (decrease)	11	1,906	$ 68	$ 12,013

VIP High Income Portfolio

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	1,910	68	11,933
Net increase (decrease)	11	1,910	$ 68	$ 11,933
Investor Class
Shares sold	4,732,528	2,735,811	$ 29,793,021	$ 17,864,903
Reinvestment of distributions	3,204	188,006	19,990	1,156,239
Shares redeemed	(1,358,018)	(105,654)	(8,607,100)	(692,378)
Net increase (decrease)	3,377,714	2,818,163	$ 21,205,911	$ 18,328,764

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940. Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Investor Class), as well as the fund's relative investment performance for each class (except Investor Class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Service Class 2 and Initial Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). (Investor Class of the fund, which has no 12b-1 fee, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

VIP High Income Portfolio

VIP High Income Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the second quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Initial Class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP High Income Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Initial Class R, Investor Class, Service Class, and Service Class R ranked below its competitive median for 2005, and the total expenses of each of Service Class 2 and Service Class 2 R ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

VIP High Income Portfolio

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHI-SANN-0806
1.705694.108

Fidelity® Variable Insurance Products:

High Income Portfolio - Class R

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

Note to Shareholders:

Effective January 1, 2006, the fund changed its benchmark index to the Merrill Lynch U.S. High Yield Master II Constrained Index because this index conforms more closely to the fund's investment strategy. The Constrained index includes all of the bonds in the former benchmark, the Merrill Lynch U.S. High Yield Master II Index, but imposes a 2% limit on any individual issuer. In Fidelity's view, the Constrained index represents a better measure of the high-yield market, as this index is more diversified than the unconstrained version and is less likely to be disrupted by rapid market changes.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

Semiannual Report

VIP High Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.52
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class
Actual	$ 1,000.00	$ 1,030.10	$ 3.98
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2
Actual	$ 1,000.00	$ 1,028.80	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Initial Class R
Actual	$ 1,000.00	$ 1,030.00	$ 3.52
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class R
Actual	$ 1,000.00	$ 1,030.10	$ 4.03
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R
Actual	$ 1,000.00	$ 1,028.80	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.79%
Service Class 2.95%
Initial Class R	.70%
Service Class R	.80%
Service Class 2R	.95%
Investor Class	.78%

Semiannual Report

VIP High Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Intelsat Ltd.	2.4	1.4
General Motors Acceptance Corp.	2.2	1.5
Ship Finance International Ltd.	1.9	1.6
Ford Motor Credit Co.	1.6	0.6
MGM MIRAGE	1.5	1.8
	9.6
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.5	9.2
Technology	9.0	7.5
Telecommunications	8.5	7.5
Gaming	7.5	7.0
Electric Utilities	5.3	7.9
Quality Diversification (% of fund's net assets)
As of June 30, 2006 *	As of December 31, 2005 **
AAA, AA, A 0.5%	AAA, AA, A 0.0%
BBB 0.0%	BBB 0.6%
BB 37.4%	BB 34.7%
B 48.0%	B 45.9%
CCC, CC, C 8.9%	CCC, CC, C 8.3%
Not Rated 1.4%	Not Rated 4.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 6.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Nonconvertible Bonds 87.8%		Nonconvertible Bonds 85.3%
	Convertible Bonds, Preferred Stocks 0.2%		Convertible Bonds, Preferred Stocks 0.0%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 7.8%		Floating Rate Loans 8.2%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	18.8%	** Foreign investments	16.5%

Semiannual Report

VIP High Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.0%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
Technology - 0.2%
Flextronics International Ltd. 1% 8/1/10	$ 2,620,000	$ 2,433,456
Nonconvertible Bonds - 87.8%
Aerospace - 1.5%
Bombardier, Inc. 7.45% 5/1/34 (d)	535,000	446,725
L-3 Communications Corp.:
5.875% 1/15/15	1,120,000	1,047,200
6.375% 10/15/15	5,520,000	5,271,600
7.625% 6/15/12	5,245,000	5,304,006
Orbital Sciences Corp. 9% 7/15/11	2,100,000	2,189,250
Primus International, Inc. 11.5% 4/15/09 (d)	4,505,000	4,865,400
		19,124,181
Air Transportation - 1.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,183,688
6.977% 11/23/22	791,308	747,786
7.377% 5/23/19	362,710	326,439
7.8% 4/1/08	565,000	565,000
8.608% 10/1/12	535,000	551,050
Continental Airlines, Inc.:
7.875% 7/2/18	664,218	649,273
9.558% 9/1/19	1,084,316	1,130,399
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	655,973	639,573
7.73% 9/15/12	340,150	333,347
9.798% 4/1/21	3,271,077	3,410,098
		15,536,653
Automotive - 4.3%
Accuride Corp. 8.5% 2/1/15	670,000	639,850
American Axle & Manufacturing, Inc. 5.25% 2/11/14	540,000	444,150
Ford Motor Credit Co.:
7% 10/1/13	4,755,000	4,113,075
7.25% 10/25/11	5,275,000	4,679,321
9.4725% 4/15/12 (f)	4,090,000	4,120,675
10.4863% 6/15/11 (d)(f)	7,069,000	7,139,690
General Motors Acceptance Corp.:
5.125% 5/9/08	1,245,000	1,192,716
5.625% 5/15/09	1,705,000	1,621,728
6.125% 9/15/06	1,645,000	1,642,570
6.75% 12/1/14	4,665,000	4,291,800
6.875% 9/15/11	6,015,000	5,729,288
8% 11/1/31	12,850,000	12,239,625
Goodyear Tire & Rubber Co. 9% 7/1/15	1,875,000	1,785,938

	Principal Amount	Value (Note 1)
Visteon Corp.:
7% 3/10/14	$ 3,540,000	$ 2,902,800
8.25% 8/1/10	1,195,000	1,108,363
		53,651,589
Banks and Thrifts - 0.5%
Western Financial Bank 9.625% 5/15/12	5,125,000	5,631,350
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. 7% 1/15/14	660,000	597,300
Building Materials - 1.0%
Anixter International, Inc. 5.95% 3/1/15	3,710,000	3,403,925
Goodman Global Holdings, Inc.:
7.875% 12/15/12	2,430,000	2,338,875
8.3294% 6/15/12 (f)	2,520,000	2,535,750
Interface, Inc. 9.5% 2/1/14	610,000	632,875
Nortek, Inc. 8.5% 9/1/14	2,560,000	2,470,400
NTK Holdings, Inc. 0% 3/1/14 (c)	1,460,000	1,054,850
		12,436,675
Cable TV - 2.7%
Cablevision Systems Corp.:
8% 4/15/12	5,980,000	5,890,300
9.62% 4/1/09 (f)	4,080,000	4,304,400
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,450,000	1,453,625
EchoStar DBS Corp.:
5.75% 10/1/08	9,815,000	9,618,700
7.125% 2/1/16 (d)	2,800,000	2,681,000
GCI, Inc. 7.25% 2/15/14	2,840,000	2,744,150
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,370,000	1,431,650
Kabel Deutschland GmbH 10.625% 7/1/14 (d)	2,930,000	3,083,825
NTL Cable PLC 8.75% 4/15/14	2,085,000	2,064,150
		33,271,800
Capital Goods - 2.3%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	5,485,000	5,937,513
Case New Holland, Inc. 7.125% 3/1/14 (d)	3,650,000	3,513,125
Invensys PLC 9.875% 3/15/11 (d)	8,295,000	9,000,075
Leucadia National Corp. 7% 8/15/13	4,250,000	4,165,000
Park-Ohio Industries, Inc. 8.375% 11/15/14	2,555,000	2,286,725
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,216,875
		29,119,313
Chemicals - 3.8%
Chemtura Corp. 6.875% 6/1/16	2,710,000	2,628,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	$ 3,240,000	$ 2,543,400
Series B, 0% 10/1/14 (c)	1,965,000	1,522,875
Equistar Chemicals LP 7.55% 2/15/26	2,525,000	2,398,750
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,995,000	2,059,838
10.125% 9/1/08	2,600,000	2,746,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.8183% 7/15/10 (f)	4,720,000	4,790,800
Huntsman LLC 12.3183% 7/15/11 (f)	4,105,000	4,269,200
Millennium America, Inc.:
7.625% 11/15/26	1,040,000	886,600
9.25% 6/15/08	4,730,000	4,848,250
Nalco Co. 7.75% 11/15/11	3,755,000	3,717,450
Nell AF Sarl 8.375% 8/15/15 (d)	2,690,000	2,582,400
NOVA Chemicals Corp.:
6.5% 1/15/12	270,000	243,000
7.4% 4/1/09	5,225,000	5,120,500
8.405% 11/15/13 (f)	3,060,000	3,029,400
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	4,590,000	4,716,225
		48,103,638
Consumer Products - 0.6%
Jostens Holding Corp. 0% 12/1/13 (c)	3,050,000	2,363,750
Jostens IH Corp. 7.625% 10/1/12	1,970,000	1,901,050
NPI Merger Corp.:
9.23% 10/15/13 (d)(f)	450,000	458,438
10.75% 4/15/14 (d)	1,200,000	1,234,500
Samsonite Corp. 8.875% 6/1/11	1,540,000	1,597,750
		7,555,488
Containers - 2.1%
Ball Corp. 6.625% 3/15/18	5,540,000	5,207,600
Berry Plastics Corp. 10.75% 7/15/12	3,000,000	3,240,000
BWAY Corp. 10% 10/15/10	7,005,000	7,372,763
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15 (d)	1,135,000	1,117,975
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	925,000	906,500
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,665,000	2,678,325

	Principal Amount	Value (Note 1)
Owens-Illinois, Inc.:
7.35% 5/15/08	$ 3,125,000	$ 3,117,188
7.5% 5/15/10	2,775,000	2,712,563
		26,352,914
Diversified Financial Services - 0.8%
E*TRADE Financial Corp.:
7.375% 9/15/13	930,000	925,350
7.875% 12/1/15	2,895,000	2,952,900
8% 6/15/11	2,440,000	2,488,800
Residential Capital Corp. 6.8983% 4/17/09 (d)(f)	3,930,000	3,915,263
		10,282,313
Diversified Media - 1.3%
Affinion Group, Inc. 11.5% 10/15/15 (d)	2,700,000	2,693,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)	6,440,000	5,280,800
LBI Media, Inc. 10.125% 7/15/12	2,245,000	2,390,925
Quebecor Media, Inc. 7.75% 3/15/16 (d)	5,920,000	5,831,200
		16,196,175
Electric Utilities - 4.4%
AES Corp.:
8.875% 2/15/11	3,811,000	3,992,023
9.375% 9/15/10	4,088,000	4,353,720
9.5% 6/1/09	1,184,000	1,249,120
AES Gener SA 7.5% 3/25/14	4,965,000	4,977,413
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,378,988
CMS Energy Corp. 6.3% 2/1/12	1,945,000	1,833,163
Mirant Americas Generation LLC 8.5% 10/1/21	1,655,000	1,551,563
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,490,000	7,490,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,580,150
Nevada Power Co. 6.65% 4/1/36 (d)	4,080,000	3,773,062
NRG Energy, Inc. 7.25% 2/1/14	1,275,000	1,246,313
Reliant Energy, Inc. 6.75% 12/15/14	380,000	349,600
Sierra Pacific Power Co. 6% 5/15/16 (d)	235,000	226,775
Tenaska Alabama Partners LP 7% 6/30/21 (d)	3,249,308	3,151,829
TXU Corp. 6.5% 11/15/24	6,115,000	5,419,535
Utilicorp Canada Finance Corp. 7.75% 6/15/11	8,600,000	8,836,500
Utilicorp United, Inc. 9.95% 2/1/11 (f)	55,000	61,050
		54,470,804
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - 8.7%
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (d)	$ 3,305,000	$ 3,305,000
Chaparral Energy, Inc. 8.5% 12/1/15 (d)	4,800,000	4,788,000
Chesapeake Energy Corp.:
6.5% 8/15/17	6,185,000	5,674,738
6.625% 1/15/16	350,000	327,250
7.5% 6/15/14	2,095,000	2,089,763
7.75% 1/15/15	4,390,000	4,422,925
El Paso Corp.:
6.375% 2/1/09 (d)	4,000,000	3,909,880
7.75% 6/15/10 (d)	5,034,000	5,091,035
Hanover Compressor Co.:
7.5% 4/15/13	580,000	561,150
8.625% 12/15/10	2,560,000	2,624,000
9% 6/1/14	2,465,000	2,545,113
Hanover Equipment Trust 8.75% 9/1/11	775,000	796,313
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	3,440,000	3,285,200
9% 6/1/16 (d)	3,910,000	3,978,425
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	2,070,000	2,080,350
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	3,176,000	2,882,220
Newfield Exploration Co.:
6.625% 9/1/14	1,540,000	1,463,000
6.625% 4/15/16	2,710,000	2,574,500
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	3,530,000	3,424,100
Parker Drilling Co.:
9.625% 10/1/13	2,960,000	3,226,400
9.9806% 9/1/10 (f)	7,285,000	7,467,125
Petrohawk Energy Corp. 9.125% 7/15/13 (d)(e)	4,880,000	4,855,600
Pogo Producing Co. 6.875% 10/1/17	2,255,000	2,074,600
Range Resources Corp.:
7.375% 7/15/13	10,075,000	9,923,875
7.5% 5/15/16	1,700,000	1,678,750
SESI LLC 6.875% 6/1/14 (d)	3,210,000	3,073,575
Sonat, Inc. 7.625% 7/15/11	4,355,000	4,355,000
Stone Energy Corp. 6.75% 12/15/14	3,435,000	3,435,000
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	2,535,000	2,446,275

	Principal Amount	Value (Note 1)
Williams Companies, Inc. 6.375% 10/1/10 (d)	$ 5,400,000	$ 5,251,500
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	4,690,000	4,701,725
		108,312,387
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	4,070,000	3,785,100
7.125% 5/15/16 (d)	3,210,000	3,033,450
8.5% 12/1/08	3,965,000	4,083,950
Browning-Ferris Industries, Inc. 6.375% 1/15/08	855,000	847,519
		11,750,019
Food and Drug Retail - 0.4%
Albertsons, Inc.:
7.45% 8/1/29	1,685,000	1,447,285
7.75% 6/15/26	1,990,000	1,721,350
8% 5/1/31	1,685,000	1,518,648
		4,687,283
Food/Beverage/Tobacco - 1.5%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,726,900
Pierre Foods, Inc. 9.875% 7/15/12	1,065,000	1,070,325
Reynolds American, Inc.:
6.5% 7/15/10 (d)	5,255,000	5,097,350
7.25% 6/1/13 (d)	3,200,000	3,147,552
7.3% 7/15/15 (d)	2,885,000	2,769,600
Swift & Co.:
10.125% 10/1/09	1,930,000	1,958,950
12.5% 1/1/10	760,000	767,600
		18,538,277
Gaming - 7.0%
Chukchansi Economic Development Authority:
8% 11/15/13 (d)	3,210,000	3,230,063
8.78% 11/15/12 (d)(f)	1,010,000	1,030,200
Kerzner International Ltd. 6.75% 10/1/15	7,715,000	8,052,531
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	4,922,663
10.25% 8/1/07	3,125,000	3,242,188
MGM MIRAGE:
6% 10/1/09	5,140,000	4,998,650
6.625% 7/15/15	350,000	327,250
6.75% 9/1/12	8,910,000	8,620,425
6.75% 4/1/13 (d)	2,820,000	2,710,725
6.875% 4/1/16 (d)	2,730,000	2,569,613
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	4,740,000	4,633,350
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Mohegan Tribal Gaming Authority: - continued
7.125% 8/15/14	$ 2,010,000	$ 1,954,725
8% 4/1/12	970,000	989,400
MTR Gaming Group, Inc.:
9% 6/1/12 (d)	960,000	979,200
9.75% 4/1/10	2,500,000	2,650,000
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,062,125
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	4,600,000	4,456,250
7.25% 5/1/12	6,020,000	5,831,875
Station Casinos, Inc. 6.875% 3/1/16	9,520,000	8,901,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	2,100,000	1,428,000
9% 1/15/12	3,610,000	3,682,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,900,000	6,099,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,915,000	3,680,100
		88,051,858
Healthcare - 5.1%
CDRV Investors, Inc. 0% 1/1/15 (c)	8,990,000	6,203,100
Concentra Operating Corp.:
9.125% 6/1/12	4,095,000	4,238,325
9.5% 8/15/10	2,145,000	2,220,075
DaVita, Inc. 7.25% 3/15/15	325,000	309,563
HealthSouth Corp.:
10.75% 6/15/16 (d)	3,355,000	3,321,450
11.4181% 6/15/14 (d)(f)	3,320,000	3,315,850
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	4,025,000	3,954,563
LifeCare Holdings, Inc. 9.25% 8/15/13	1,750,000	1,225,000
Multiplan, Inc. 10.375% 4/15/16 (d)	2,130,000	2,151,300
Mylan Laboratories, Inc. 6.375% 8/15/15	2,325,000	2,185,500
National Mentor Holdings, Inc. 11.25% 7/1/14 (d)	3,250,000	3,298,750
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,970,000	9,571,200
7% 1/15/16	2,480,000	2,362,200
Senior Housing Properties Trust 8.625% 1/15/12	6,435,000	6,821,100
Service Corp. International (SCI):
6.75% 4/1/16	1,040,000	962,000
8% 6/15/17 (d)(f)	270,000	253,800

	Principal Amount	Value (Note 1)
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	$ 4,310,000	$ 4,396,200
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	5,250,000	4,987,500
6.625% 10/15/14	2,320,000	2,233,000
		64,010,476
Homebuilding/Real Estate - 2.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	4,015,000	3,859,419
8.125% 6/1/12	11,585,000	11,671,888
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	490,000	458,150
6.25% 1/15/16	305,000	265,350
6.375% 12/15/14	305,000	271,450
8.875% 4/1/12	615,000	607,313
KB Home 7.75% 2/1/10	5,800,000	5,829,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	3,940,000	3,852,296
Technical Olympic USA, Inc. 7.5% 1/15/15	4,580,000	3,824,300
WCI Communities, Inc.:
6.625% 3/15/15	1,205,000	1,000,150
7.875% 10/1/13	1,000,000	880,000
		32,519,316
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,545,000	3,562,725
Host Marriott LP 7.125% 11/1/13	5,390,000	5,363,050
		8,925,775
Insurance - 0.3%
UnumProvident Corp. 7.375% 6/15/32	580,000	562,146
UnumProvident Finance Co. PLC 6.85% 11/15/15 (d)	2,770,000	2,756,150
		3,318,296
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	4,720,000	4,677,180
yankee 7.5% 10/15/27	810,000	768,366
Six Flags, Inc.:
9.625% 6/1/14	375,000	341,250
9.75% 4/15/13	645,000	590,175
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,610,000	1,275,925
Town Sports International, Inc. 9.625% 4/15/11	5,344,000	5,531,040
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	$ 5,125,000	$ 5,579,844
Universal City Florida Holding Co. I/II 9.8988% 5/1/10 (f)	5,345,000	5,518,713
		24,282,493
Metals/Mining - 3.0%
Arch Western Finance LLC 6.75% 7/1/13	4,945,000	4,759,563
Compass Minerals International, Inc.:
0% 12/15/12 (c)	4,520,000	4,305,300
0% 6/1/13 (c)	8,615,000	7,861,188
Drummond Co., Inc. 7.375% 2/15/16 (d)	6,725,000	6,254,250
Massey Energy Co. 6.875% 12/15/13	4,200,000	3,906,000
Vedanta Resources PLC 6.625% 2/22/10 (d)	10,775,000	10,384,406
		37,470,707
Paper - 1.1%
Bowater Canada Finance Corp. 7.95% 11/15/11	1,170,000	1,110,038
Bowater, Inc. 6.5% 6/15/13	1,680,000	1,457,400
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,671,525
Georgia-Pacific Corp.:
8% 1/15/24	1,985,000	1,905,600
8.875% 5/15/31	2,090,000	2,100,450
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,200,000	1,969,000
Stone Container Corp. 9.75% 2/1/11	1,878,000	1,924,950
Stone Container Finance Co. 7.375% 7/15/14	2,420,000	2,117,500
		14,256,463
Publishing/Printing - 1.5%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	2,175,000	2,234,813
Houghton Mifflin Co. 9.875% 2/1/13	5,435,000	5,598,050
The Reader's Digest Association, Inc. 6.5% 3/1/11	10,605,000	10,313,363
		18,146,226
Railroad - 0.8%
Kansas City Southern Railway Co. 7.5% 6/15/09	9,860,000	9,909,300
Restaurants - 1.3%
Carrols Corp. 9% 1/15/13	5,255,000	5,228,725

	Principal Amount	Value (Note 1)
Friendly Ice Cream Corp. 8.375% 6/15/12	$ 5,700,000	$ 4,873,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,430,950
		16,533,175
Services - 2.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (d)(f)	550,000	550,688
7.625% 5/15/14 (d)	1,460,000	1,423,500
7.75% 5/15/16 (d)	1,390,000	1,351,775
Corrections Corp. of America:
6.25% 3/15/13	220,000	207,900
6.75% 1/31/14	1,315,000	1,272,263
7.5% 5/1/11	1,605,000	1,621,050
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16 (d)	2,130,000	2,119,350
FTI Consulting, Inc. 7.625% 6/15/13	3,520,000	3,555,200
Hertz Corp. 8.875% 1/1/14 (d)	445,000	456,125
Iron Mountain, Inc.:
8.25% 7/1/11	5,110,000	5,084,450
8.625% 4/1/13	5,270,000	5,296,350
Rural/Metro Corp.:
0% 3/15/16 (c)	3,185,000	2,325,050
9.875% 3/15/15	1,670,000	1,720,100
United Rentals North America, Inc. 7% 2/15/14	4,865,000	4,390,663
		31,374,464
Shipping - 3.7%
OMI Corp. 7.625% 12/1/13	9,595,000	9,571,013
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	295,000	280,250
8.25% 3/15/13	1,295,000	1,346,800
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	24,172,775
Teekay Shipping Corp. 8.875% 7/15/11	10,093,000	10,547,185
		45,918,023
Steels - 0.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	850,000	879,750
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,915,000	2,068,200
RathGibson, Inc. 11.25% 2/15/14 (d)	4,145,000	4,227,900
		7,175,850
Super Retail - 1.5%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	11,965,000	11,935,088
NBC Acquisition Corp. 0% 3/15/13 (c)	1,665,000	1,165,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Super Retail - continued
Nebraska Book Co., Inc. 8.625% 3/15/12	$ 2,530,000	$ 2,289,650
Sonic Automotive, Inc. 8.625% 8/15/13	3,690,000	3,662,325
		19,052,563
Technology - 7.6%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	1,330,000	1,276,800
Amkor Technology, Inc.:
7.75% 5/15/13	1,235,000	1,111,500
9.25% 6/1/16	4,410,000	4,167,450
10.5% 5/1/09	148,000	150,220
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (d)	4,240,000	4,473,200
10.7306% 6/1/13 (d)(f)	4,400,000	4,609,000
11.875% 12/1/15 (d)	1,430,000	1,551,550
Celestica, Inc.:
7.625% 7/1/13	2,090,000	2,022,075
7.875% 7/1/11	7,750,000	7,536,875
Eastman Kodak Co. 7.25% 11/15/13	1,645,000	1,575,088
Freescale Semiconductor, Inc. 6.875% 7/15/11	6,555,000	6,587,775
IKON Office Solutions, Inc. 7.75% 9/15/15	6,205,000	6,127,438
Lucent Technologies, Inc.:
6.45% 3/15/29	8,860,000	7,486,700
6.5% 1/15/28	3,465,000	2,927,925
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.5794% 12/15/11 (f)	3,255,000	3,075,975
Nortel Networks Corp.:
9.7581% 7/15/11 (d)(f)	3,340,000	3,398,450
10.125% 7/15/13 (d)	3,240,000	3,296,700
Northern Telecom Capital Corp. 7.875% 6/15/26	475,000	389,500
Sanmina-SCI Corp.:
6.75% 3/1/13	6,800,000	6,324,000
8.125% 3/1/16	3,225,000	3,160,500
SERENA Software, Inc. 10.375% 3/15/16 (d)	1,060,000	1,070,600
STATS ChipPAC Ltd. 7.5% 7/19/10	5,185,000	5,029,450
SunGard Data Systems, Inc.:
9.125% 8/15/13 (d)	4,380,000	4,560,675
10.25% 8/15/15 (d)	1,315,000	1,367,600

	Principal Amount	Value (Note 1)
UGS Capital Corp. II 10.38% 6/1/11 pay-in-kind (d)(f)	$ 5,440,000	$ 5,399,200
Xerox Capital Trust I 8% 2/1/27	2,290,000	2,312,900
Xerox Corp.:
6.4% 3/15/16	2,055,000	1,941,975
7.625% 6/15/13	2,585,000	2,604,388
		95,535,509
Telecommunications - 7.9%
Centennial Communications Corp. 10.74% 1/1/13 (f)	1,025,000	1,040,375
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	900,000	873,000
Digicel Ltd. 9.25% 9/1/12 (d)	3,055,000	3,146,650
Intelsat Ltd.:
6.5% 11/1/13	10,960,000	8,398,100
7.625% 4/15/12	10,795,000	9,135,269
9.25% 6/15/16 (d)(e)	4,960,000	5,115,000
11.25% 6/15/16 (d)(e)	4,170,000	4,263,825
11.64% 6/15/13 (d)(e)(f)	3,430,000	3,498,600
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (f)	3,115,000	3,153,938
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	570,000	552,900
Level 3 Financing, Inc. 12.25% 3/15/13 (d)	2,735,000	2,905,938
Millicom International Cellular SA 10% 12/1/13	3,230,000	3,585,300
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,330,000	3,251,079
New Skies Satellites BV:
9.125% 11/1/12	4,360,000	4,610,700
10.4144% 11/1/11 (f)	4,890,000	5,048,925
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (d)	1,970,000	1,999,550
PanAmSat Corp.:
9% 8/15/14	5,374,000	5,481,480
9% 6/15/16 (d)(e)	3,820,000	3,858,200
PanAmSat Holding Corp. 0% 11/1/14 (c)	1,070,000	781,100
Qwest Corp. 8.5794% 6/15/13 (f)	7,630,000	8,068,725
Rogers Communications, Inc. 9.625% 5/1/11	7,240,000	7,909,700
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,245,000	1,226,325
U.S. West Communications:
6.875% 9/15/33	1,550,000	1,340,750
7.5% 6/15/23	3,335,000	3,151,575
Windstream Corp.:
8.125% 8/1/13 (d)(e)	3,040,000	3,100,800
8.625% 8/1/16 (d)(e)	3,040,000	3,100,800
		98,598,604
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
8.875% 4/1/16 (d)	$ 6,065,000	$ 5,761,750
9.74% 4/1/12 (f)	1,890,000	1,918,350
		7,680,100
TOTAL NONCONVERTIBLE BONDS		1,098,377,357
TOTAL CORPORATE BONDS (Cost $1,109,471,725)		1,100,810,813
Commercial Mortgage Securities - 0.4%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	604,457	585,788
Class BWE, 7.226% 10/11/37 (d)	817,391	791,991
Class BWF, 7.55% 10/11/37 (d)	721,596	700,762
Class BWG, 8.155% 10/11/37 (d)	697,930	672,510
Class BWH, 9.073% 10/11/37 (d)	365,029	357,467
Class BWJ, 9.99% 10/11/37 (d)	603,476	590,322
Class BWK, 10.676% 10/11/37 (d)	470,024	462,591
Class BWL, 10.1596% 10/11/37 (d)	784,028	718,538
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0402% 4/25/21 (d)(f)	190,374	171,336
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,017,400)		5,051,305
Common Stocks - 0.1%
Shares
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(g) (Cost $1,974,627)	48,889	753,868
Floating Rate Loans - 7.8%
	Principal Amount
Automotive - 0.2%
Lear Corp. term loan 7.9781% 4/25/12 (f)	$ 2,660,000	2,640,050
Building Materials - 0.6%
Masonite International Corp. term loan 11.3619% 4/6/15 (f)	7,930,000	7,612,800

	Principal Amount	Value (Note 1)
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (f)	$ 6,448,000	$ 6,456,060
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (f)	4,937,625	4,906,765
NTL Cable PLC term loan 10.3% 3/3/07 (f)	1,800,000	1,797,750
		13,160,575
Containers - 0.0%
Bluegrass Container Co. LLC Tranche 1, term loan 7.6% 6/30/13 (f)	310,000	311,163
Diversified Financial Services - 0.4%
LPL Holdings, Inc. Tranche B, term loan 8.6653% 6/28/13 (f)	5,203,027	5,242,050
Electric Utilities - 0.9%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 8.46% 6/24/12 (f)	3,999,608	4,004,607
term loan 7.695% 6/24/12 (f)	2,866,126	2,869,708
Tranche 2, term loan 10.96% 6/24/13 (f)	4,631,250	4,677,563
NRG Energy, Inc. term loan 7.2306% 2/1/13 (f)	7,500	7,514
		11,559,392
Energy - 0.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (f)	264,000	264,000
Tranche 2, term loan 12.1875% 7/8/13 (f)	3,450,000	3,519,000
Tranche B1, term loan 7.9456% 7/8/12 (f)	393,037	393,037
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (f)	605,806	611,865
term loan:
7.3266% 10/31/12 (f)	2,505,262	2,530,315
7.4769% 10/31/07 (f)	2,230,000	2,230,000
		9,548,217
Gaming - 0.5%
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (h)	2,103,333	2,092,817
8.1% 5/26/13 (f)	4,206,667	4,206,667
		6,299,484
Homebuilding/Real Estate - 0.7%
LNR Property Corp.:
Tranche A, term loan 9.63% 2/3/08 (f)	4,301,024	4,301,024
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - continued
LNR Property Corp.: - continued
Tranche B, term loan:
8.1321% 2/3/08 (f)	$ 2,480,677	$ 2,480,677
10.38% 2/3/08 (f)	2,500,062	2,500,062
		9,281,763
Paper - 0.8%
Georgia-Pacific Corp. Tranche B1, term loan 7.3394% 12/23/12 (f)	9,532,100	9,520,185
Technology - 1.2%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.42% 3/9/11 (f)	5,133,350	5,114,100
Tranche B, term loan 6.92% 3/9/13 (f)	1,926,510	1,924,102
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (f)	2,570,000	2,566,788
Tranche 2, term loan 12.05% 4/18/12 (f)	1,440,000	1,468,800
Open Solutions, Inc. Tranche 2, term loan 11.78% 12/14/11 (f)	4,240,000	4,335,400
		15,409,190
Telecommunications - 0.6%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	2,490,000	2,446,425
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.7819% 9/21/13 (f)	2,345,000	2,365,519
Tranche C, term loan 8.2819% 9/21/14 (f)	2,345,000	2,365,519
		7,177,463
TOTAL FLOATING RATE LOANS (Cost $97,854,274)		97,762,332
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b) (Cost $37,961,622)	37,961,622	$ 37,961,622
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,252,279,648)		1,242,339,940
NET OTHER ASSETS - 0.7%		9,190,164
NET ASSETS - 100%		$ 1,251,530,104
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $261,512,725 or 20.9% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $753,868 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,103,333 and $2,092,817, respectively. The interest rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 963,787
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.2%
Canada	5.0%
Bermuda	4.9%
United Kingdom	2.1%
Marshall Islands	1.7%
Luxembourg	1.0%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $1,130,214,603 of which $269,179,718, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,214,318,026)	$ 1,204,378,318
Affiliated Central Funds (cost $37,961,622)	37,961,622
Total Investments (cost $1,252,279,648)		$ 1,242,339,940
Cash		3,112,154
Receivable for investments sold		19,982,693
Receivable for fund shares sold		5,182,070
Interest receivable		20,839,398
Prepaid expenses		3,271
Total assets		1,291,459,526

Liabilities
Payable for investments purchased Regular delivery	$ 10,976,640
Delayed delivery	27,203,697
Payable for fund shares redeemed	903,619
Accrued management fee	614,334
Distribution fees payable	40,646
Other affiliated payables	111,780
Other payables and accrued expenses	78,706
Total liabilities		39,929,422

Net Assets		$ 1,251,530,104
Net Assets consist of:
Paid in capital		$ 2,328,291,127
Undistributed net investment income		54,149,865
Accumulated undistributed net realized gain (loss) on investments		(1,120,971,180)
Net unrealized appreciation (depreciation) on investments		(9,939,708)
Net Assets		$ 1,251,530,104

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($875,885,599 ÷ 137,957,392 shares)	$ 6.35

Service Class: Net Asset Value, offering price and redemption price per share ($248,976,310 ÷ 39,407,600 shares)	$ 6.32

Service Class 2: Net Asset Value, offering price and redemption price per share ($87,136,109 ÷ 13,938,468 shares)	$ 6.25

Initial Class R: Net Asset Value, offering price and redemption price per share ($85,743 ÷ 13,519 shares)	$ 6.34

Service Class R: Net Asset Value, offering price and redemption price per share ($85,561 ÷ 13,545 shares)	$ 6.32

Service Class 2R: Net Asset Value, offering price and redemption price per share ($85,269 ÷ 13,640 shares)	$ 6.25

Investor Class: Net Asset Value, offering price and redemption price per share ($39,275,513 ÷ 6,195,877 shares)	$ 6.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP High Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 56,015,319
Income from affiliated Central Funds		963,787
Total income		56,979,106

Expenses
Management fee	$ 4,084,009
Transfer agent fees	502,297
Distribution fees	262,528
Accounting fees and expenses	258,721
Independent trustees' compensation	2,837
Custodian fees and expenses	19,999
Audit	42,143
Legal	2,695
Interest	6,880
Miscellaneous	45,168
Total expenses before reductions	5,227,277
Expense reductions	(2,873)	5,224,404
Net investment income		51,754,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,840,701
Total net realized gain (loss)		7,840,701
Change in net unrealized appreciation (depreciation) on investment securities		(15,544,349)
Net gain (loss)		(7,703,648)
Net increase (decrease) in net assets resulting from operations		$ 44,051,054

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,754,702	$ 110,572,722
Net realized gain (loss)	7,840,701	14,492,871
Change in net unrealized appreciation (depreciation)	(15,544,349)	(85,881,349)
Net increase (decrease) in net assets resulting from operations	44,051,054	39,184,244
Distributions to shareholders from net investment income	(1,194,744)	(242,303,630)
Share transactions - net increase (decrease)	(295,077,652)	(136,476,901)
Total increase (decrease) in net assets	(252,221,342)	(339,596,287)

Net Assets
Beginning of period	1,503,751,446	1,843,347,733
End of period (including undistributed net investment income of $54,149,865 and undistributed net investment income of $5,394,674, respectively)	$ 1,251,530,104	$ 1,503,751,446

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Income from Investment Operations
Net investment income E	.229	.457	.494	.520	.496 G	.774 G
Net realized and unrealized gain (loss)	(.044)	(.281)	.126	.980	(.306) G	(1.544) G
Total from investment operations	.185	.176	.620	1.500	.190	(.770)
Distributions from net investment income	(.005)	(1.006)	(.570)	(.480)	(.670)	(1.000)
Net asset value, end of period	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Total Return B, C, D	3.00%	2.70%	9.59%	27.26%	3.44%	(11.73)%
Ratios to Average Net Assets F
Expenses before reductions	.70% A	.70%	.71%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.69%	.70%	.71%
Expenses net of all reductions	.70% A	.70%	.71%	.69%	.70%	.70%
Net investment income	7.32% A	6.98%	7.43%	8.25%	8.65% G	11.00% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 875,886	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562	$ 1,201,085
Portfolio turnover rate	64% A	95%	128%	130%	96%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15
Income from Investment Operations
Net investment income E	.225	.448	.486	.513	.488 G	.758 G
Net realized and unrealized gain (loss)	(.040)	(.283)	.124	.967	(.288) G	(1.538) G
Total from investment operations	.185	.165	.610	1.480	.200	(.780)
Distributions from net investment income	(.005)	(.995)	(.560)	(.470)	(.670)	(.990)
Net asset value, end of period	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38
Total Return B, C, D	3.01%	2.52%	9.47%	26.97%	3.62%	(11.90)%
Ratios to Average Net Assets F
Expenses before reductions	.79% A	.80%	.81%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.79% A	.80%	.81%	.79%	.80%	.81%
Expenses net of all reductions	.79% A	.80%	.81%	.79%	.80%	.81%
Net investment income	7.22% A	6.88%	7.33%	8.15%	8.55% G	10.90% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,976	$ 319,380	$ 377,122	$ 417,928	$ 260,489	$ 234,204
Portfolio turnover rate	64% A	95%	128%	130%	96%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Income from Investment Operations
Net investment income E	.218	.433	.470	.501	.472 G	.716 G
Net realized and unrealized gain (loss)	(.043)	(.284)	.130	.959	(.292) G	(1.496) G
Total from investment operations	.175	.149	.600	1.460	.180	(.780)
Distributions from net investment income	(.005)	(.979)	(.560)	(.460)	(.670)	(.990)
Net asset value, end of period	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36
Total Return B, C, D	2.88%	2.31%	9.38%	26.75%	3.30%	(11.93)%
Ratios to Average Net Assets F
Expenses before reductions	.95% A	.95%	.97%	.95%	.97%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.97%	.95%	.97%	.98%
Expenses net of all reductions	.95% A	.95%	.97%	.95%	.97%	.98%
Net investment income	7.06% A	6.72%	7.17%	7.99%	8.38% G	10.73% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,136	$ 86,757	$ 94,246	$ 76,383	$ 32,499	$ 16,508
Portfolio turnover rate	64% A	95%	128%	130%	96%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Initial Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.229	.455	.338
Net realized and unrealized gain (loss)	(.044)	(.288)	.192
Total from investment operations	.185	.167	.530
Distributions from net investment income	(.005)	(1.007)	-
Net asset value, end of period	$ 6.34	$ 6.16	$ 7.00
Total Return B, C, D	3.00%	2.55%	8.19%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.70%	.71% A
Expenses net of fee waivers, if any	.70% A	.70%	.71% A
Expenses net of all reductions	.70% A	.70%	.71% A
Net investment income	7.32% A	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 83	$ 81
Portfolio turnover rate	64% A	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.225	.447	.332
Net realized and unrealized gain (loss)	(.040)	(.282)	.188
Total from investment operations	.185	.165	.520
Distributions from net investment income	(.005)	(.995)	-
Net asset value, end of period	$ 6.32	$ 6.14	$ 6.97
Total Return B, C, D	3.01%	2.53%	8.06%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.80%	.81% A
Expenses net of fee waivers, if any	.80% A	.80%	.81% A
Expenses net of all reductions	.80% A	.80%	.81% A
Net investment income	7.22% A	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 83	$ 81
Portfolio turnover rate	64% A	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.218	.433	.322
Net realized and unrealized gain (loss)	(.043)	(.282)	.188
Total from investment operations	.175	.151	.510
Distributions from net investment income	(.005)	(.981)	-
Net asset value, end of period	$ 6.25	$ 6.08	$ 6.91
Total Return B, C, D	2.88%	2.33%	7.97%
Ratios to Average Net Assets G
Expenses before reductions	.95% A	.94%	.96% A
Expenses net of fee waivers, if any	.95% A	.94%	.96% A
Expenses net of all reductions	.95% A	.94%	.96% A
Net investment income	7.07% A	6.73%	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 83	$ 81
Portfolio turnover rate	64% A	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.225	.193
Net realized and unrealized gain (loss)	(.040)	(.089)
Total from investment operations	.185	.104
Distributions from net investment income	(.005)	(.484)
Net asset value, end of period	$ 6.34	$ 6.16
Total Return B, C, D	3.00%	1.60%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.82% A
Expenses net of fee waivers, if any	.78% A	.82% A
Expenses net of all reductions	.78% A	.82% A
Net investment income	7.23% A	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,276	$ 17,363
Portfolio turnover rate	64% A	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as VIP High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,241,297
Unrealized depreciation	(26,362,931)
Net unrealized appreciation (depreciation)	$ (7,121,634)
Cost for federal income tax purposes	$ 1,249,461,574

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $435,205,081 and $644,989,901, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

VIP High Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 151,643
Service Class 2	110,737
Service Class R	42
Service Class 2R	106
$ 262,528

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .14% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 344,454
Service Class	100,432
Service Class 2	32,176
Initial Class R	30
Service Class R	30
Service Class 2R	30
Investor Class	25,145
$ 502,297

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 50,002,000	4.95%	$ 6,880

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2,206 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,873.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 48% of the total outstanding shares of the Fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 847,847	$ 178,515,690
Service Class	254,520	49,309,732
Service Class 2	72,183	13,285,899
Initial Class R	68	12,124
Service Class R	68	12,013
Service Class 2R	68	11,933
Investor Class	19,990	1,156,239
Total	$ 1,194,744	$ 242,303,630

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	8,041,874	37,931,608	$ 50,707,187	$ 248,546,554
Reinvestment of distributions	135,655	28,128,457	847,847	178,515,690
Shares redeemed	(45,318,403)	(86,845,685)	(286,369,601)	(567,756,363)
Net increase (decrease)	(37,140,874)	(20,785,620)	$ (234,814,567)	$ (140,694,119)
Service Class
Shares sold	5,525,758	29,061,863	$ 34,658,505	$ 188,149,058
Reinvestment of distributions	40,920	7,805,887	254,520	49,309,732
Shares redeemed	(18,162,559)	(38,948,041)	(114,351,653)	(254,601,512)
Net increase (decrease)	(12,595,881)	(2,080,291)	$ (79,438,628)	$ (17,142,722)
Service Class 2
Shares sold	4,172,135	16,971,594	$ 25,999,511	$ 108,910,856
Reinvestment of distributions	11,718	2,124,657	72,183	13,285,899
Shares redeemed	(4,511,686)	(18,474,037)	(28,102,266)	(119,201,649)
Net increase (decrease)	(327,833)	622,214	$ (2,030,572)	$ 2,995,106
Initial Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	1,917	68	12,124
Net increase (decrease)	10	1,917	$ 68	$ 12,124
Service Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	1,906	68	12,013
Net increase (decrease)	11	1,906	$ 68	$ 12,013

VIP High Income Portfolio

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	1,910	68	11,933
Net increase (decrease)	11	1,910	$ 68	$ 11,933
Investor Class
Shares sold	4,732,528	2,735,811	$ 29,793,021	$ 17,864,903
Reinvestment of distributions	3,204	188,006	19,990	1,156,239
Shares redeemed	(1,358,018)	(105,654)	(8,607,100)	(692,378)
Net increase (decrease)	3,377,714	2,818,163	$ 21,205,911	$ 18,328,764

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940. Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Investor Class), as well as the fund's relative investment performance for each class (except Investor Class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Service Class 2 and Initial Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). (Investor Class of the fund, which has no 12b-1 fee, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

VIP High Income Portfolio

VIP High Income Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the second quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Initial Class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP High Income Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Initial Class R, Investor Class, Service Class, and Service Class R ranked below its competitive median for 2005, and the total expenses of each of Service Class 2 and Service Class 2 R ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

VIP High Income Portfolio

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHIR-SANN-0806
1.833449.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund: High Income Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund: High Income Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006